[logo] MFS
THE FIRST NAME IN MUTUAL FUNDS                         Semiannual Report
                                                      September 30, 1995

MFS(R) MUNICIPAL INCOME FUND

Front cover
A photo of two gentlemen talking in
front of a window

MFS(R)  MUNICIPAL INCOME FUND
TRUSTEES                                             SECRETARY
                                                     Stephen E. Cavan*
A. Keith Brodkin* - Chairman and President
                                                     ASSISTANT  SECRETARY
Richard B. Bailey* - Private Investor;               James R. Bordewick, Jr.*
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company;            CUSTODIAN
Director, Cambridge Bancorp; Director,               State Street Bank and Trust Company
Cambridge Trust Company
                                                     AUDITORS
Marshall N. Cohan - Private Investor                 Deloitte & Touche LLP

Lawrence H. Cohn, M.D. - Chief of Cardiac            INVESTOR  INFORMATION
Surgery, Brigham and Women's Hospital;               For MFS stock and bond market outlooks,
Professor of Surgery, Harvard Medical School         call toll free: 1-800-637-4458 anytime from
                                                     a touch-tone telephone.
The Hon. Sir J. David Gibbons, KBE - Chief
Executive Officer, Edmund Gibbons Ltd.;              For information on MFS mutual funds,
Chairman, Bank of N.T. Butterfield & Son Ltd.        call your financial adviser or, for an
                                                     information kit, call toll free:
Abby M. O'Neill - Private Investor;                  1-800-637-2929 any business day from
Director, Rockefeller Financial Services, Inc.       9 a.m. to 5 p.m. Eastern time (or leave
(investment adviser)                                 a message anytime).

Walter E. Robb, III - President and Treasurer,       INVESTOR  SERVICE
Benchmark Advisors, Inc. (corporate                  MFS Service Center, Inc.
financial consultants); Trustee, Lannmark Funds      P.O. Box 2281
(mutual funds)                                       Boston, MA 02107-9906

Arnold D. Scott* - Senior Executive Vice             For general information, call toll free:
President, Director and Secretary,                   1-800-225-2606 any business day from
Massachusetts Financial Services Company             8 a.m. to 8 p.m. Eastern time.

Jeffrey L. Shames* - President and Director,         For service to speech- or hearing-impaired,
Massachusetts Financial Services Company             call toll free: 1-800-637-6576 any business
                                                     day from 9 a.m. to 5 p.m. Eastern time.
J. Dale Sherratt  - President, Insight Resources,    (To use this service, your phone must be
Inc. (acquisition planning specialists)              equipped with a Telecommunications Device for
                                                     the Deaf.)
Ward Smith - Former Chairman (until 1994),
NACCO Industries; Director, Sundstrand               For share prices, account balances and
Corporation                                          exchanges, call toll free: 1-800-MFS-TALK
                                                     (1-800-637-8255) anytime from a touch-tone
INVESTMENT  ADVISER                                  telephone.
Massachusetts Financial Services Company
500 Boylston Street                                  ---------------------------------------------
Boston, MA 02116-3741                                TOP RATED SERVICE
                                                                  For the second year in a row,
DISTRIBUTOR                                          DALBAR          MFS earned a #1 ranking in
MFS Fund Distributors, Inc.                                         DALBAR, Inc.'s Broker/Dealer
500 Boylston Street                                  LOGO          Survey, Main Office Operations
Boston, MA 02116-3741                                             Service Quality category. The
                                                     firm achieved a 3.49 overall score - on a
PORTFOLIO MANAGER                                    scale of 1 to 4 - in the 1995 survey. A total
David B. Smith*                                      of 71 firms responded, offering input on the
                                                     quality of service they receive from 36
TREASURER                                            mutual fund companies nationwide. The survey
W. Thomas London*                                    contained questions about service quality in
                                                     17 categories, including "knowledge of phone
ASSISTANT  TREASURER                                 service contracts," "accuracy of transaction
James O. Yost*                                       processing," and "overall ease of doing
                                                     business with the firm."
*Affiliated with the Investment Adviser                                 Source: 1995 DALBAR Survey
                                                     ---------------------------------------------

LETTER  TO  SHAREHOLDERS
Dear Shareholders:
For the six-month period ended September 30, 1995, Class A shares of the Fund provided a total return of +4.08%, Class B shares +3.60%, and Class C shares +3.76% (including the reinvestment of distributions but excluding the effects of any sales charges). These results underperformed the +5.35% return for the Lehman Brothers Municipal Bond Index, an unmanaged index of national municipal bond investments rated Baa or higher. A discussion of the Fund's performance and our outlook for the months ahead may be found in the Portfolio Performance and Strategy section of this letter.

Economic Outlook
Moderate, but sustainable growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, homebuying was making modest gains by September 30, although consumer spending was still showing some areas of weakness. Businesses, meanwhile, continued to work off excess inventories and reduce factory output. At the same time, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, we believe the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2 1/2% to 3% real (adjusted for inflation) growth in gross domestic product, at least through 1995.

Interest Rates
Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in early 1994 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs. This is partly due to the need to keep fighting for market share, and also because wages and benefits of U.S. workers are still growing at a pace that is near, or perhaps below, the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 6.50%, in an environment of 2 1/2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

Municipal Bond Market
The six-month period ended September 30, 1995 was favorable for the fixed-income markets. Low inflation and moderating growth led to the Federal Reserve's easing the overnight federal funds rate by 25 basis points (0.25%), to 5.75%. Yields on 30-year Treasury bonds declined 94 basis points (0.94%) over the period, from 7.44% to 6.50%, as investors reacted to the slowing economy. Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. Yields on long-term municipal bonds, however, declined by only 15 basis points (0.15%) over the same period. This severe underperformance by the municipal market was caused by investors' tax reform concerns, questions raised about the general health of municipal governments in the wake of the Orange County, California financial debacle, and the continued rally of the stock market fueled by heavy cash flow into equity mutual funds. This has resulted in the yield ratio of AAA-rated municipals to Treasuries increasing to 89%, the most attractive value relationship in years.
    It is our opinion that, although some tax reform is likely, the special tax exemption for municipal securities will remain intact. It also appears evident that the problems of Orange County were indeed a unique and isolated incident and that a viable fiscal recovery plan is now in place. Generally, we believe the fiscal health of municipalities continues to improve in the current economic cycle. These developments, combined with the fact that new issuance is likely to remain low for the foreseeable future, lead us to believe that municipal bonds offer attractive values for fixed-income investors in all tax brackets at this time.

Portfolio Performance and Strategy
Prior emphasis on capturing yield spreads between lower-grade investment bonds and the non-rated sector enabled the Fund to maintain its dividend rate in a declining interest rate environment during this period. The Fund has also benefited over the six-month period from the cyclical improvement in the airline industry, as investments in this sector outperformed the general municipal marketplace.
    The Fund will remain fully invested, and will continue to look for ways to improve call protection and augment total return, while seeking to minimize any adverse effects this may have on distributable income. The Fund will also continue to look for value in sector and state exposure in making its investment decisions.
    We appreciate your support and welcome any questions or comments you may have.

Respectfully,

[Photo of A. Keith Brodkin,       [Photo of David B. Smith,
Chairman and President]           Portfolio Manager]

/s/ A. Keith Brodkin              /s/ David B. Smith
A. Keith Brodkin                  David B. Smith
Chairman and President            Portfolio Manager

October 12, 1995



PORTFOLIO MANAGER PROFILE
David Smith joined MFS in 1988 as Senior Treasury Analyst in the Corporate Treasury Department. A graduate of Union College and Babson College Graduate School of Business Administration, he was named Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President in 1991 and Vice President in 1993. In 1993, he became Portfolio Manager of MFS Municipal Income Fund. Mr. Smith is a Chartered Financial Analyst (C.F.A.).

OBJECTIVE AND POLICIES
The Fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing and protection of shareholders' capital. A small portion of income may be subject to federal and/or alternative minimum tax.

The Fund seeks to achieve its investment objective by investing primarily in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax. These include tax-exempt securities rated AAA, AA or A by Standard & Poor's Ratings Group or by Fitch Investors Service, Inc. or Aaa, Aa or A by Moody's Investors Service, Inc.; notes of issuers having an issue of outstanding municipal bonds rated as above or guaranteed by the U.S. government; obligations issued by the U.S. government or large banks; commercial paper; or tax-exempt securities which are not rated or which are rated lower than the three highest grades as explained above, provided not more than one-third of the total assets of the Fund will be invested in such securities.

PERFORMANCE SUMMARY
Because mutual funds like MFS Municipal Income Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B and Class C shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
Class A Investment Results
(net asset value change including reinvested distributions)

                                                                   9/07/93+ -
                                     6 Months       1 Year         9/30/95
-----------------------------------------------------------------------------
Cumulative Total Return*               +4.08%       +8.66%         +7.30%
-----------------------------------------------------------------------------
Average Annual Total Return*              --        +8.66%         +3.47%
-----------------------------------------------------------------------------
The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the Securities and Exchange Commission (the SEC), with all distributions reinvested and reflecting the maximum sales charge of 4.75% on the initial investment for the 1-year period ended September 30, 1995 and for the period from September 7, 1993+ to September 30, 1995 were +3.52% and +1.04%, respectively.

*These results do not include the sales charge. If the charge had been included, the results would have been lower.
+Commencement of offering of this class of shares.

Class B Investment Results
(net asset value change including reinvested distributions)

                                                                     12/29/86* -
                              6 Months       1 Year       5 Years     9/30/95
--------------------------------------------------------------------------------
Cumulative Total Return**       +3.60%       +7.71%       +41.58%     +69.21%
--------------------------------------------------------------------------------
Average Annual Total Return**     --         +7.71%       + 7.20%     + 6.19%
--------------------------------------------------------------------------------
The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the SEC, with all distributions reinvested and reflecting the contingent deferred sales charge (CDSC) of 4%, 2% and 0% for the 1- and 5-year periods ended September 30, 1995 and for the period from December 29, 1986+ to September 30, 1995, were +3.71%, +6.90% and +6.19%, respectively.

Class C Investment Results
(net asset value change including reinvested distributions)
                                                                    1/03/94* -
                                       6 Months       1 Year        9/30/95
--------------------------------------------------------------------------------
Cumulative Total Return(S)               +3.76%       +7.78%         +4.34%
--------------------------------------------------------------------------------
Average Annual Total Return(S)              --        +7.78%         +2.47%
--------------------------------------------------------------------------------
The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the SEC, with all distributions reinvested for the 1-year period ended September 30, 1995 and for the period from January 3, 1994* to September 30, 1995, were +7.78% and +2.47%, respectively.

 All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All Class A share results reflect the applicable expense subsidy which is explained in the Notes to Financial Statements. Had the subsidy not been in effect, the results would have been less favorable. The subsidy may be rescinded by MFS at any- time without notice.

  * Commencement of offering of this class of shares.
 ** These results do not include any CDSC. If the charge had been included, the results would have been lower.
(S) Class C shares have no initial sales charge or CDSC but, along with Class B shares, have higher annual fees and expenses than Class A shares.

PORTFOLIO  OF  INVESTMENTS - September 30, 1995
Municipal  Bonds - 99.0%
-----------------------------------------------------------------------------
S&P
Bond Rating                                    Principal Amount
(Unaudited)   Issuer                              (000 Omitted)         Value
-----------------------------------------------------------------------------
              Student Loan Revenue - 1.3%
AAA             Pennsylvania State Higher
                  Educational Assistance
                  Agency Rev., AMBAC,
                  9.492s, 2026*                        $  5,500  $  5,861,130
-----------------------------------------------------------------------------
              General Obligation - 9.3%
NR              Arlington, TX, Independent
                  School Refunding Rev., PSF,
                  0s, 2007                             $  3,070  $  1,656,971
A+              Commonwealth of
                  Massachusetts, 7s, 2007                 2,590     2,867,052
B               District of Columbia, General
                  Obligation Bond,
                  5.875s, 2008                              500       469,550
AA              Harris County, TX,
                  Certificates of Obligation
                  (Astrodome Improvements
                  Project), 8.1s, 2008                    1,385     1,534,165
BBB+            New York, NY, 8.2s, 2003                  5,000     5,712,000
BBB+            New York, NY, 7.5s, 2008                  1,350     1,467,355
BBB+            New York, NY, 8.25s, 2010                 2,335     2,666,944
BBB+            New York, NY, 7s, 2016                    1,360     1,419,541
BBB+            New York, NY, 7s, 2018                    3,625     3,756,334
BBB+            New York, NY, 8s, 2018                       30        33,745
AAA             Northwest Texas, Independent
                  School District, AMBAC,
                  0s, 2011                                3,000     1,203,690
A               Puerto Rico Commonwealth,
                  6.45s, 2017                               500       519,350
AAA             Rio, CA, School District,
                  Certificates of
                  Participation, FSA,
                  0s, 2028                                1,140       632,598
AA              State of Texas, 7.625s, 2018             14,405    15,873,590
AA              State of Wisconsin,
                  7.6s, 2020                              2,865     3,017,017
                                                                 ------------
                                                                 $ 42,829,902
-----------------------------------------------------------------------------
              State and Local Appropriation - 2.9%
BBB             New York Dormitory Authority
                  Rev. (City University),
                  7.5s, 2010                           $  2,500  $  2,864,925
BBB+            New York Medical Care
                  Facility Financial Agency
                  Rev., 8.875s, 2007                        770       840,632
BBB+            New York Medical Care
                  Facility Financial Agency
                  Rev., 7.875s, 2008                        745       838,661
BBB+            New York Medical Care
                  Facility Financial Agency
                  Rev., 7.875s, 2020                      2,580     2,899,610
BBB+            New York Medical Care
                  Facility Financial Agency
                  Rev., 7.5s, 2021                          540       601,323
BBB             New York Urban Development
                  Corp. (State Facilities),
                  7.5s, 2011                              2,500     2,763,825
AAA             Philadelphia, PA, Regional
                  Port Authority Lease Rev.,
                  MBIA, MVRIC, 8.24s, 2020*               2,500     2,564,425
                                                                 ------------
                                                                 $ 13,373,401
-----------------------------------------------------------------------------
              Refunded and Special Obligation - 18.8%
AAA             Adams County, CO, Single
                  Family Mortgage Rev.,
                  8.875s, 2011                         $  2,510  $  3,298,768
NR              Chapel Hill, NC, Parking
                  Facilities Rev. (Rosemary
                  Street Project),
                  8.125s, 2000                              960     1,132,320
NR              Chapel Hill, NC, Parking
                  Facilities Rev. (Rosemary
                  Street Project),
                  8.25s, 2000                             1,000     1,185,190
AAA             Commonwealth of Massachusetts,
                  7.5s, 2007, 7.5s, 2000                  1,990     2,293,555
A+              Commonwealth of Massachusetts,
                  7.5s, 2007, 7.5s, 2000                  2,010     2,316,605
NR              Dayton, OH, Special
                  Facilities Rev. (Emery Air
                  Freight), "A",  12.5s, 2009             1,000     1,169,680
NR              Illinois Education and
                  Facilities Authority,
                  8.75s, 2015                                60        62,114
AA-             Intermountain Power Agency,
                  UT, Power Supply Rev.,
                  7s, 2021                                5,000     5,528,500
AAA             Los Angeles, CA, Convention &
                  Exhibition Center
                  Authority, Certficates of
                  Participation, 7.375s, 2018             2,000     2,245,900
NR              Massachusetts Health &
                  Education Facilities
                  Authority Rev. (Suffolk
                  University), 8s, 2000                   1,000     1,156,270
NR              Massachusetts Health &
                  Education Facilities
                  Authority Rev. (Youville
                  Hospital), 9.1s, 2015                     915       948,214
AAA             Massachusetts Water Resources
                  Authority, 7.625s, 2000                 3,200     3,654,976
BBB+            New York, NY, Pre-Refunded,
                  "A", 8s, 2001                           2,970     3,521,084
BBB+            New York, NY, Pre-Refunded,
                  "A", 8.25s, 2001                        2,165     2,608,977
AAA             New York Local Government
                  Assistance Corp.,
                  7.25s, 2001                             2,750     3,157,412
AAA             New York Medical Care
                  Facility Financial Agency
                  Rev., 8.875s, 1997                        680       750,502
BBB+            New York Medical Care
                  Facility Financial Agency
                  Rev., 7.75s, 2000                       1,030     1,182,594
AAA             New York Medical Care
                  Facility Financial Agency
                  Rev., 7.875s, 2000                        670       781,736
AAA             New York Medical Care
                  Facility Financial Agency
                  Rev., 7.875s, 2000                      3,565     4,159,535
AAA             New York Medical Care
                  Facility Financial Agency
                  Rev., 7.5s, 2001                        1,460     1,689,556
NR              New York Urban Development
                  Corp. (Correctional
                  Facilities), 7.75s, 2000                5,000     5,724,300
NR              New York Urban Development
                  Corp Rev., 7.3s, 2002                   2,340     2,714,400
A-              Pennsylvania Industrial
                  Development Authority Rev.,
                  7s, 2001                                7,000     7,946,400
AAA             Philadelphia, PA, Municipal
                  Authority Rev., FGIC,
                  7s, 2001                                2,000     2,289,200
NR              Texas Turnpike Authority Rev.
                  (Houston Ship
                  Channel Bridge), 0s, 2002               3,000     4,146,510
AAA             Washington County, PA,
                  Authority Lease Rev.,
                  AMBAC, 7.45s, 2000                      1,200     1,380,240
AA              Washington Public Power
                  Supply System Rev., Nuclear
                  Project #1, 7.25s, 2000                 3,350     3,757,259
AAA             Washington Public Power
                  Supply System Rev., Nuclear
                  Project #1, 14.375s, 2001               1,000     1,343,340
AAA             Washington Public Power
                  Supply System Rev., Nuclear
                  Project #2, 7.375s, 2000                5,355     6,092,009
AA              Washington Public Power
                  Supply System Rev., Nuclear
                  Project #3, 7.25s, 2000                 5,000     5,607,850
BBB+            West Virginia Water
                  Development Authority,
                  8.625s, 2028                            1,000     1,136,780
BBB+            West Virginia Water
                  Development Authority,
                  8.125s, 2029                            1,000     1,122,560
                                                                 ------------
                                                                 $ 86,104,336
-----------------------------------------------------------------------------
              Single Family Housing Revenue - 7.9%
AAA             Berkeley, Brookes & Fayette
                  Counties, WV, MBIA,
                  0s, 2016                             $ 14,000  $  1,486,100
AAA             Chicago, IL, Residential
                  Mortgage Rev., MBIA,
                  0s, 2009                                6,635     2,533,707
BB              Cook County, IL, Single
                  Family Housing, 0s, 2015               12,265     1,426,665
NR              De Kalb, IL, Single Family
                  Mortgage Rev.,
                  7.45s, 2009                               270       285,344
NR              Delaware Housing Authority
                  Rev., 9.125s, 2018                        915       948,882
BB              Harris County, TX, Housing
                  Finance Corp.,
                  9.625s, 2003                              255       255,997
BB              Harris County, TX, Housing
                  Finance Corp.,
                  9.875s, 2014                              460       461,799
A+              Illinois Housing Development
                  Agency, 0s, 2016                        8,785     1,004,301
AAA             Kentucky Housing Corp.,
                  Housing Rev., FHA,
                  7.45s, 2023                             5,975     6,281,637
AAA             Louisiana Housing Finance
                  Agency, Single Family
                  Mortgage Rev.,  FGIC,
                  9.375s, 2015                              295       305,151
AA+             Minnesota Housing Finance
                  Agency, 9s, 2018                        4,655     4,794,417
NR              Mississippi Home Corp.,
                  Single Family Rev.,
                  7.1s, 2023                                855       888,943
A+              New Hampshire Housing Finance
                  Authority,
                  7.2s, 2010                              6,910     7,237,050
A+              New Hampshire Housing Finance
                  Authority,
                  8.625s, 2013                              755       787,276
AA              Utah Housing Finance Agency,
                  8.625s, 2019                            1,640     1,708,060
AA              Utah Housing Finance Agency,
                  9.125s, 2019                              175       182,770
AA              Utah Housing Finance Agency,
                  9.25s, 2019                               130       139,812
A+              West Virginia Housing
                  Development Fund,
                  7.85s, 2014                             5,470     5,656,582
                                                                 ------------
                                                                 $ 36,384,493
-----------------------------------------------------------------------------
              Multi-Family Housing Revenue - 3.3%
NR              Colorado Housing Finance
                  Authority, 8.3s, 2023                $  2,750  $  2,894,595
NR              Maryland Community
                  Development Administration,
                  8.5s, 2028                              3,000     3,111,090
NR              Pennsylvania Housing Finance
                  Agency, 7.6s, 2013                      1,000     1,071,450
A+              Tennessee State Vets Home
                  Board Rev. (Humboldt
                  Project), 6.75s, 2021                   1,000     1,032,080
AA-             Vermont Housing Finance
                  Agency, 8.375s, 2020                    2,760     2,875,175
A               Wisconsin Housing & Economic
                  Development Authority,
                  7.2s, 2013                              4,000     4,141,440
                                                                 ------------
                                                                 $ 15,125,830
-----------------------------------------------------------------------------
              Insured Health Care Revenue - 4.2%
AAA             Clermont County, OH, Hospital
                  Facilities Rev. (Mercy
                  Health Systems),  AMBAC,
                  MVRIC,
                  9.221s, 2021*                        $  1,500  $  1,681,965
AAA             Colorado Health Facilities
                  Authority Rev. (PSL Health
                  Systems), FSA, 7.25s, 2016              2,000     2,222,440
AAA             Fredericksburg, VA,
                  Industrial Development
                  Authority, Hospital
                  Facilities Rev., FGIC,
                  INFLOS, 9.174s, 2023*                   1,500     1,613,805
AAA             Henrico County, VA,
                  Industrial Development
                  Authority Rev., FSA, RIBS,
                  7.711s, 2027*                           5,000     4,985,300
AAA             Jefferson County, KY,
                  Hospital Rev. (Alliant
                  Health System), INFLOS,
                  MBIA, 8.583s, 2014*                     1,500     1,607,595
AAA             Mississippi Hospital
                  Equipment & Facilities
                  Authority Rev. (Rush
                  Medical Foundation),
                  Connie Lee, 6.7s, 2018                  1,000     1,039,000
AAA             Rio Grande Valley, TX, Health
                  Facilities Development
                  Corp., MBIA, Short Rites,
                  7.669s, 2015++                          2,800     2,916,732
AAA             Tulsa, OK, Industrial
                  Authority, Hospital Rev.
                  (St. John's Medical
                  Center), MBIA, 0s, 2006                 6,430     3,497,920
                                                                 ------------
                                                                 $ 19,564,757
-----------------------------------------------------------------------------
              Health Care Revenue - 4.6%
NR              Bell County, TX, Health
                  Facilities Development
                  Corp. (Advanced Living
                  Technology), 10.5s, 2018             $  1,910  $  1,661,700
BBB-            Bell County, TX, Health
                  Facilities Development
                  Corp., (Kings Daughters
                  Hospital), 9.25s, 2008                  1,650     1,823,283
BBB-            Cumberland County, PA,
                  Municipal Refunding
                  (First Mortgage),
                  6.8s, 2023                              1,000       951,750
A-              Erie County, OH, Franciscan
                  Services Corp.,
                  Rev., 6s, 2013                            405       382,721
NR              Fulton County, GA,
                  Residential Care
                  Facilities,
                  Elderly Authority Rev.
                  (Lenbrook Square
                  Foundation), 9.75s, 2017                  480       494,390
NR              Gadsden County, FL,
                  Industrial Development
                  Authority (RHA/FLA
                  Properties), 10.45s, 2018               1,950     2,021,370
NR              Louisiana Public Facilities
                  Authority, (Southwest
                  Medical Center), 11s, 2006              1,594       805,320
A               Massachusetts Health &
                  Educational Facilities
                  Rev., 6.875s, 2022                      4,000     4,081,440
NR              Medical University, SC,
                  Certificates of
                  Participation (Harborview
                  Office Tower Project),
                  7.5s, 2008                                600       646,020
NR              Montgomery, PA, Industrial
                  Development Authority,
                  Health Facilities Rev.,
                  8.5s, 2023                                300       290,472
BBB+            New York Medical Care
                  Facilities Agency, Mental
                  Health Services,
                  7.75s, 2020                             1,025     1,137,043
BBB+            Philadelphia, PA, Hospital &
                  Higher Educational
                  Facilities Authority Rev.,
                  6.25s, 2018                               600       563,796
NR              Philadelphia, PA, Industrial
                  Development Authority,
                  10.25s, 2018                            1,485     1,533,678
NR              Philadelphia, PA, Industrial
                  Development Authority,
                  10.25s, 2018                            1,980     2,058,368
BBB-            Richardson, TX, Hospital
                  (Richardson Medical
                  Center), 6.5s, 2012                       330       313,748
A               Torrance, CA, Hospital Rev.,
                  6.875s, 2015                            1,780     1,845,718
A-              Union City, PA, Hospital
                  Authority Rev. (Evangelical
                  Community Hospital
                  Project), 5.875s, 2023                    700       635,607
                                                                 ------------
                                                                 $ 21,246,424
-----------------------------------------------------------------------------
              Electric and Gas Utility Revenue - 12.0%
AAA             Austin, TX, Utility Systems
                  Rev., AMBAC, 0s, 2010                $  7,500  $  3,141,900
A+              Chelan County, WA, Public
                  Utility District #1,
                  Consolidated Rev.,
                  9.3s, 2017                              4,450     4,862,382
AAA             Georgia Municipal Electric
                  Authority, MBIA,
                  6.375s, 2016                            2,000     2,118,340
AAA             Georgia Municipal Electric
                  Authority Power Rev., FGIC,
                  5.7s, 2019                              5,000     4,836,900
A               Harrisburg, PA, Recovery
                  Facilities Rev.,
                  5.875s, 2021                            1,250     1,217,662
AAA             Intermountain Power Agency,
                  UT, MBIA, 6s, 2016(S)                   4,000     3,897,320
NR              Midland, MI, Environmental
                  Development Authority,
                  Pollution Control Rev.
                  (Midland Cogeneration),
                  9.5s, 2009                              2,000     2,157,840
NR              Montana Board of Investment
                  Resources Recovery Rev.
                  (Yellowstone Energy),
                  7s, 2019                                1,000       957,990
AAA             Municipal Electric Authority,
                  GA, Special
                  Obligation, MBIA,
                  6.5s, 2020                              7,350     7,964,827
BBB+            North Carolina Eastern
                  Municipal Power Agency,
                  7s, 2007                                3,250     3,500,218
BBB+            North Carolina Eastern
                  Municipal Power Agency,
                  5.75s, 2019                               830       753,831
A-              Puerto Rico Electric Power
                  Authority, 6.125s, 2008                   700       733,026
AAA             Texas Municipal Power Agency
                  Rev., AMBAC,
                  0s, 2011                                5,930     2,336,717
AAA             Texas Municipal Power Agency
                  Rev., MBIA,
                  0s, 2013                                6,000     2,059,500
AAA             Texas Municipal Power Agency
                  Rev., MBIA,
                  0s, 2014                               10,435     3,343,165
AA              Washington Public Power
                  Supply System Rev., Nuclear
                  Project #1, 0s, 2003                    2,000     1,308,560
AA              Washington Public Power
                  Supply System Rev., Nuclear
                  Project #1, 7s, 2011                    4,050     4,286,115
AA              Washington Public Power
                  Supply System Rev., Nuclear
                  Project #3, 0s, 2004                    4,885     3,000,465
AAA             Washington Public Power
                  Supply Systems, Series "A",
                  BIGI, 0s, 2013                          4,000     1,360,600
AAA             Washington Public Power
                  Supply Systems, Series "A",
                  BIGI, 0s, 2014                          3,350     1,062,553
                                                                 ------------
                                                                 $ 54,899,911
-----------------------------------------------------------------------------
              Water and Sewer Utility Revenue - 2.9%
BBB-            Franklin County, NY, Solid
                  Waste Management Authority,
                  6.25s, 2015                          $    700  $    658,875
A               Massachusetts Water Resources
                  Authority, 6.5s, 2019                   7,495     8,147,665
AAA             Salt Lake County, UT, Water
                  Conservancy District Rev.,
                  AMBAC, 0s, 2008                         2,100     1,014,321
AAA             Salt Lake County, UT, Water
                  Conservancy District Rev.,
                  AMBAC, 0s, 2009                         3,800     1,709,696
A-              Union County, NJ, Utilities
                  Authority Solid Waste,
                  7.2s, 2014                              1,500     1,571,055
                                                                 ------------
                                                                 $ 13,101,612
-----------------------------------------------------------------------------
              Turnpike Revenue - 2.9%
BBB-            Foothill, CA, Eastern
                  Transportation Co.,
                  0s, 2012                             $  5,000  $  2,681,050
BBB-            Foothill, CA, Eastern
                  Transportation Co.,
                  0s, 2013                                5,000     2,671,400
NR              Massachusetts Industrial
                  Finance Agency, Tunnel
                  Rev. (Mass Turnpike),
                  9s, 2020                                2,870     3,132,949
A               New Jersey Turnpike
                  Authority, Turnpike Rev.,
                  6.5s, 2016                              1,450     1,566,189
NR              San Jaoquin Hills, CA,
                  Transportation Corridor
                  Agency, Toll Road Rev.,
                  0s, 2005                                1,800       892,368
NR              San Joaquin Hills, CA,
                  Transportation Corridor
                  Agency, Toll Road Rev., 0s,
                  0s, 2009                                6,750     2,438,978
                                                                 ------------
                                                                 $ 13,382,934
-----------------------------------------------------------------------------
              Airport and Port Revenue - 12.7%
BB+             Chicago, IL, O'Hare
                  International Airport,
                  Special Facilities Rev.
                  (American Airlines),
                  7.875s, 2025                         $  3,500  $  3,673,460
BB              Chicago, IL, O'Hare
                  International Airport,
                  Special Facilities Rev.
                  (United Airlines),
                  8.4s, 2018                              2,025     2,217,314
BB              Chicago, IL, O'Hare
                  International Airport,
                  Special Facilities Rev.
                  (United Airlines),
                  8.85s, 2018                             2,950     3,376,747
BB              Chicago, IL, O'Hare
                  International Airport,
                  Special Facilities Rev.
                  (United Airlines),
                  8.85s, 2018                              6,535     7,480,353
NR              Cleveland, OH, Airport
                  Special Facilities Rev.
                  (Continental Airlines),
                  9s, 2019                                4,300     4,378,475
AAA             Connecticut Airport Rev.,
                  FGIC, 7.65s, 2012                       1,000     1,147,640
BB+             Dallas-Fort Worth, TX,
                  International Airport
                  (American Airlines),
                  7.5s, 2025                              5,000     5,270,000
BB              Dallas-Fort Worth, TX,
                  International Airport
                  Facilities Improvement
                  Rev., 6.25s, 2013                         900       886,194
BB              Denver, CO, City & County
                  Airport Rev.,
                  8.75s, 2023                             4,750     5,475,325
AAA             Hawaii Airport Systems Rev.,
                  FGIC, 7.5s, 2020                        5,350     5,930,635
B-              Hillsborough County, FL,
                  Aviation Authority Rev. (US
                  Air), 8.6s, 2022                        2,000     2,090,860
BB              Kenton County, KY, Airport
                  Board Special Facilities
                  (Delta Airlines),
                  7.5s,2020                               1,000     1,055,610
BBB             Lake Charles, LA, Harbor &
                  Terminal District Port,
                  7.2s, 2020                              1,000     1,079,490
NR              St. Augustine, FL, Airport
                  Authority, Airport
                  (Grumman Repair Facility),
                  11s, 2004                                 500       535,565
BB+             Tulsa, OK, Municipal Airport
                  Trust Rev. (American
                  Airlines), 7.375s, 2020                10,000    10,410,200
A+              Virginia Port Authority,
                  8.2s, 2008                              3,000     3,327,840
                                                                 ------------
                                                                 $ 58,335,708
-----------------------------------------------------------------------------
              Sales and Excise Tax Revenue - 0.6%
BBB             Inglewood California
                  Redevelopment Agency TAB,
                  6.125s, 2023                         $    600  $    558,090
AAA             Metropolitan Pier &
                  Exposition Authority, MBIA,
                  0s, 2016                                8,400     2,344,272
                                                                 ------------
                                                                 $  2,902,362
-----------------------------------------------------------------------------
              Industrial Revenue (Corporate Guarantee) - 8.5%
BBB+            Brazos River Authority, TX,
                  Pollution Control Rev.
                  (Texas Utilities),
                   9.875s, 2017                        $  8,890  $  9,779,089
BBB+            Brazos River Authority, TX,
                  Pollution Control Rev.
                  (Texas Utilities),
                  9.25s, 2018                             1,000     1,100,490
A+              Burke County, GA, Pollution
                  Control Rev. (Georgia Power
                  Co./Vogtle  Project),
                  9.375s, 2017                            2,650     2,960,739
NR              Burns Harbor, IN, Solid Waste
                  Disposal Facilities Rev.
                  (Bethlehem Steel), 8s, 2024             3,000     3,195,630
A               Charleston County, SC,
                  Resource Recovery Rev.
                  (Foster Wheeler),
                  9.25s, 2010                             3,200     3,515,296
AA-             Chicago, IL, Gas Supply Rev.
                  (People's Gas),
                  8.1s, 2020                              2,000     2,229,580
BBB             Dickinson County, MI,
                  Pollution Control Revenue
                  (Champion International),
                  5.85s, 2018                             1,500     1,402,740
A-              Erie County, PA,
                  (International Paper),
                  7.875s, 2016                            1,200     1,317,372
BBB             Lawrenceburg Industrial
                  Pollution Control Revenue,
                  5.9s, 2019                              1,000       942,300
BBB-            Massachusetts Industrial
                  Finance Agency, Pollution
                  Control Rev. (Eastern
                  Edison Co. Project),
                  5.875s, 2008                              980       952,080
NR              Massachusetts Industrial
                  Finance Agency (Berkshire
                  Retirement), 6.5s, 2009                 1,000       974,320
A-              Matagorda County, TX,
                  Pollution Control Rev.
                  (Central Power & Light),
                  7.875s, 2016                            1,500     1,572,465
NR              Northhampton County, PA,
                  Industrial Development
                  Authority (Bethlehem
                  Steel), 7.55s, 2017                     1,200     1,236,720
A-              Oklahoma City, OK, Industrial
                  & Cultural Facilities Rev.,
                  6.4s, 2020                                575       566,455
BB-             Port of New Orleans, LA
                  (Avondale Industries),
                  7.5s, 2013                              1,000     1,023,000
NR              Port of New Orleans, LA
                  (Continental Grain Co.),
                  8.5s, 2014                              2,000     2,225,660
NR              San Joaquin Hills, CA,
                  Transportation Corridor
                  Agency, 0s, 2004                        3,000     1,604,460
BBB             West Side Calhoun County, TX,
                  Navigation District,
                  8.2s, 2021                              2,000     2,222,800
                                                                 ------------
                                                                 $ 38,821,196
-----------------------------------------------------------------------------
              Universities - 0.5%
AAA             Massachusetts Health &
                  Educational Facilities
                  (Harvard University),
                  6.25s, 2020                          $  2,000  $  2,161,480
-----------------------------------------------------------------------------
              Miscellaneous Revenue - 6.6%
NR              Atlanta, GA, Downtown
                  Development Authority,
                  11.5s, 2015@**                       $  1,055  $    258,514
NR              Bristol, CT, Resource
                  Recovery Facilities,
                  6.5s, 2014                              8,000     8,312,640
NR              Crystal City, TX, Lease
                  Obligations, 10.5s, 2008+               1,251     1,221,393
BBB-            Greater Detroit, MI, Resource
                  Recovery Authority,
                  9.25s, 2008                             2,130     2,208,235
AAA             Illinois State Dedicated Tax,
                  Civic Center, AMBAC,
                  0s, 2016                                5,000     1,358,600
NR              Martha's Vineyard, MA, Land
                  Bank, 8.125s, 2011                      1,900     1,958,501
NR              Maryland Energy Financing
                  Administration (Solid
                  Waste), 9s, 2016                        4,000     4,053,960
NR              Massachusetts Health &
                  Education Facilities
                  Authority (Learning Center
                  for Deaf), 9.25s, 2014                  1,000     1,075,350
NR              Pittsylvania County, VA,
                  Industrial Development
                  Authority Rev., 7.5s, 2014              6,000     6,271,980
NR              Retema, TX, Special
                  Facilities Rev. (Retema
                  Park Racetrack Project),
                  8.75s, 2018                             4,000     2,400,000
A-              Rhode Island Depositors
                  Economic Protection Corp.,
                  SPL Obligation, 5.75s, 2021             1,400     1,332,352
                                                                 ------------
                                                                 $ 30,451,525
-----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $423,488,205)            $454,547,001

Other  Assets,  Less  Liabilities - 1.0%                            4,386,014
-----------------------------------------------------------------------------
Net Assets - 100.0%                                              $458,933,015
-----------------------------------------------------------------------------
  + Restricted security.
 ++ Indexed security.
  @ Security valued by or at the direction of the Trustees.
  * Inverse floating rate security.
 ** Non-income producing security - in default.
(S) When-issued security. At September 30, 1995 the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

See notes to financial statements

FINANCIAL  STATEMENTS
Statement  of  Assets  and  Liabilities
------------------------------------------------------------------------------
September 30, 1995
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $423,488,205)         $454,547,001
  Receivable for Fund shares sold                                    147,268
  Receivable for investments sold                                  2,386,375
  Interest receivable                                              8,600,107
  Other assets                                                         6,059
                                                                ------------
      Total assets                                              $465,686,810
                                                                ------------
Liabilities:
  Cash overdraft                                                $  1,189,904
  Distributions payable                                              897,362
  Payable for Fund shares reacquired                                 556,487
  Payable for when-issued investment purchased                     3,784,680
  Payable to affiliates -
    Management fee                                                    19,074
    Shareholder servicing agent fee                                    5,091
    Distribution fee                                                  75,107
  Accrued expenses and other liabilities                             226,090
                                                                ------------
      Total liabilities                                         $  6,753,795
                                                                ------------
Net assets                                                      $458,933,015
                                                                ============
Net assets consist of:
  Paid-in capital                                               $438,782,830
  Unrealized appreciation on investments                          31,058,796
  Accumulated net realized loss on investments                   (10,155,990)
  Accumulated distributions in excess of net investment
    income                                                          (752,621)
                                                                ------------
      Total                                                     $458,933,015
                                                                ============
Shares of beneficial interest outstanding                        52,984,159
                                                                 ==========
Class A shares:
  Net asset value and redemption price per share
    (net assets of $100,523,215 / 11,614,827 shares of
    beneficial interest outstanding)                              $8.65
                                                                  =====
  Offering price per share (100/95.25)                            $9.08
                                                                  =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $347,522,038 / 40,113,362 shares of
    beneficial interest outstanding)                              $8.66
                                                                  =====
Class C shares:
  Net asset value, offering price and redemption price per
    share (net assets of $10,887,762 / 1,255,970 shares of
    beneficial interest outstanding)                              $8.67
                                                                  =====
On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares. See notes to financial statements

Statement  of  Operations
------------------------------------------------------------------------------
Six Months Ended September 30, 1995
------------------------------------------------------------------------------
Net investment income:
  Interest income                                                 $16,552,913
                                                                  -----------
  Expenses -
    Management fee                                                $ 1,761,733
    Trustees' compensation                                             23,664
    Shareholder servicing agent fee (Class A)                          49,396
    Shareholder servicing agent fee (Class B)                         430,613
    Shareholder servicing agent fee (Class C)                           8,200
    Distribution and service fee (Class A)                             89,913
    Distribution and service fee (Class B)                          1,957,336
    Distribution and service fee (Class C)                             54,668
    Custodian fee                                                      96,522
    Printing                                                           33,815
    Postage                                                            26,378
    Auditing fees                                                      23,200
    Legal fees                                                         15,880
    Miscellaneous                                                     164,178
                                                                  -----------
      Total expenses                                              $ 4,735,496
    Fees paid indirectly                                              (17,327)
    Preliminary reduction of expenses by distributor                  (25,487)
                                                                  -----------
      Net expenses                                                $ 4,692,682
                                                                  -----------
        Net investment income                                     $11,860,231
                                                                  -----------
  Realized and unrealized gain (loss) on investments:
    Realized gain (loss) (identified cost basis) -
      Investment transactions                                     $   704,595
      Futures contracts                                              (339,850)
                                                                  -----------
        Net realized gain on investments                          $   364,745
                                                                  -----------
    Change in unrealized appreciation on investments              $ 5,171,839
      Net realized and unrealized gain on investments               5,536,584
                                                                  -----------
        Increase in net assets from operations                    $17,396,815
                                                                  ===========
See notes to financial statements

Statement  of  Changes  in  Net  Assets
-----------------------------------------------------------------------------------------------
                                                         Six Months Ended           Year Ended
                                                       September 30, 1995       March 31, 1995
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                      $ 11,860,231         $ 23,955,748
  Net realized gain (loss) on investments                         364,745           (8,796,119)
  Net unrealized gain on investments                            5,171,839            8,226,710
                                                             ------------         ------------
    Increase in net assets from operations                   $ 17,396,815         $ 23,386,339
                                                             ------------         ------------
Distributions declared to shareholders -
  From net investment income (Class A)                       $ (1,935,673)        $   (551,579)
  From net investment income (Class B)                         (9,651,562)         (22,598,713)
  From net investment income (Class C)                           (272,996)            (491,715)
  In excess of net investment income (Class A)                    (11,171)                --
  In excess of net investment income (Class B)                    (55,705)                --
  In excess of net investment income (Class C)                     (1,576)                --
  In excess of net realized gain on investment
    transactions (Class A)                                           --                 (2,000)
                                                             ------------         ------------
   Total distributions declared to shareholders              $(11,928,683)        $ (23,644,007)
                                                             ------------         ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                           $103,392,911         $  63,201,308
  Net asset value of shares issued in connection
    with the acquisition of Advantage Fund                     28,956,459                 --
  Net asset value of shares issued to
    shareholders in
    reinvestment of distributions                               6,384,295           12,855,706
  Cost of shares reacquired                                  (134,440,254)        (118,093,995)
                                                             ------------         ------------
    Increase (decrease) in net assets from Fund
      share transactions                                     $  4,293,411         $(42,036,981)
                                                             ------------         ------------
      Total increase (decrease) in net assets                $  9,761,543         $(42,294,649)
Net assets:
  At beginning of period                                      449,171,472          491,466,121
                                                             ------------         ------------
  At end of period (including accumulated
    distributions in excess of net investment
    income of $752,621 and $684,169,
    respectively)                                            $458,933,015         $449,171,472
                                                             ============         ============

See notes to financial statements

Financial  Highlights
------------------------------------------------------------------------------
                     Six Months
                          Ended        Year Ended March 31,       Year Ended
                  September 30,       ---------------------     November 30,
                           1995           1995        1994*             1993**
------------------------------------------------------------------------------
                        Class A
------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
 beginning of
 period                  $ 8.56         $ 8.56       $ 8.99           $ 9.15
                         ------         ------       ------           ------
Income from investment
 operations++ -
  Net investment
   income(S)             $ 0.25         $ 0.50       $ 0.15           $ 0.12
  Net realized and
   unrealized gain
   (loss) on investments   0.09           0.02        (0.51)           (0.16)
                         ------         ------       ------           ------
      Total from
       investment
       operations        $ 0.34         $ 0.52      $ (0.36)          $(0.04)
                         ------         ------       ------           ------
Less distributions
 declared to
 shareholders -
  From net
   investment
   income                $(0.25)        $(0.52)      $(0.02)          $(0.11)
  In excess of net
   investment
   income                  --             --           --              (0.01)
  From net
   realized gain
   on investments          --             --          (0.01)            --
  In excess of net
   realized gains
   on investments          --             --          (0.04)            --
                         ------         ------       ------           ------
      Total
       distributions
       declared
       to shareholders   $(0.25)        $(0.52)      $(0.07)          $(0.12)
                         ------         ------       ------           ------
Net asset value -
  end of period          $ 8.65         $ 8.56       $ 8.56           $ 8.99
                         ======         ======       ======           ======
Total return#             4.08%          6.33%      (7.90)%+         (1.80)%+
Ratios (to average net
 assets)/Supplemental
 data:
  Expenses##              1.28%(S)       1.13%        1.07%+           0.76%+
  Net investment
    income                5.89%          6.20%        5.31%+           4.94%+
Portfolio turnover          14%            25%           9%              30%
Net assets at end
  of period (000
  omitted)             $100,523        $25,270       $5,595           $  461

  * For the four-month period ended March 31, 1994.
 ** For the period from the commencement of offering of Class A shares,
    September 7, 1993 to November 30, 1993.
  + Annualized.
 ++ Per share data for the periods subsequent to November 30, 1993 is based on average shares outstanding.
  # Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ## For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S) The distributor did not impose the Class A service fee for the six months ended September 30, 1995. If this fee had been incurred by the Fund, the ratios of expenses to average net assets and net investment income to average net assets would have been 1.36% and 5.82%, respectively.
See notes to financial statements

Financial  Highlights - continued
-----------------------------------------------------------------------------------------------------------
                          Six Months
                               Ended           Year Ended March 31,               Year Ended November 30,
                       September 30,     ------------------------------    --------------------------------
                                1995              1995          1994<F1>             1993            1992
-----------------------------------------------------------------------------------------------------------
                             Class B
-----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
 beginning of period         $ 8.57            $ 8.56          $ 8.99              $ 8.73          $ 8.50
                             ------            ------          ------              ------          ------
Income from investment
 operations<F3> -
  Net investment income      $ 0.22            $ 0.44          $ 0.14              $ 0.42          $ 0.47
  Net realized and
   unrealized gain (loss)
   on investments              0.09              --             (0.51)               0.42            0.26
                             ------            ------          ------              ------          ------
      Total from investment
       operations            $ 0.31            $ 0.44          $(0.37)             $ 0.84          $ 0.73
                             ------            ------          ------              ------          ------
Less distributions
 declared to shareholders -
  From net investment
   income                    $(0.22)           $(0.43)         $(0.01)             $(0.45)         $(0.48)
  In excess of net
   investment income           --                --              --                 (0.03)           --
  From net realized
   gain on investments         --                --             (0.01)              (0.10)           --
  In excess of net
   realized gain on
   investments                 --                --             (0.04)               --              --
  From paid-in capital         --                --              --                  --             (0.02)
                             ------            ------          ------              ------          ------
      Total distributions
       declared to
       shareholders          $(0.22)           $(0.43)         $(0.06)             $(0.58)         $(0.50)
                             ------            ------          ------              ------          ------
Net asset value -
  end of period              $ 8.66            $ 8.57          $ 8.56              $ 8.99          $ 8.73
                             ======            ======          ======              ======          ======
Total return                  3.60%             5.32%         (8.97)%<F2>           9.95%           8.82%
Ratios (to average net
 assets)/Supplemental data:
  Expenses<F4>                2.14%             2.16%           2.24%<F2>           2.11%           2.03%
  Net investment income       4.95%             5.15%           4.74%<F2>           4.92%           5.50%
Portfolio turnover              14%               25%              9%                 30%             52%
Net assets at end
of period (000 omitted)    $347,522          $412,965        $479,478            $518,179        $449,949

<F1> For the four-month period ended March 31, 1994.
<F2> Annualized.
<F3> Per share data for the periods subsequent to November 30, 1993 is based on average shares outstanding.
<F4> For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

-----------------------------------------------------------------------------------------------------------
Year Ended November 30,               1991            1990            1989            1988          1987<F1>
-----------------------------------------------------------------------------------------------------------
                                   Class B
-----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
 of period                         $ 8.25          $ 8.41          $ 8.11          $ 7.67          $ 8.47
                                   ------          ------          ------          ------          ------
Income from investment operations -
  Net investment income            $ 0.49          $ 0.49          $ 0.51          $ 0.50          $ 0.38
  Net realized and unrealized
   gain (loss) on investments        0.25           (0.15)           0.30            0.43           (0.83)
                                   ------          ------          ------          ------          ------
      Total from investment
       operations                  $ 0.74          $ 0.34          $ 0.81          $ 0.93          $ (0.45)
                                   ------          ------          ------          ------          ------
Less distributions declared
 to shareholders from net
 investment income                 $(0.49)         $(0.50)         $(0.51)         $(0.49)         $(0.35)
                                   ------          ------          ------          ------          ------
Net asset value - end of
 period                            $ 8.50          $ 8.25          $ 8.41          $ 8.11          $ 7.67
                                   ======          ======          ======          ======          ======
Total return                        9.21%           4.18%          10.24%          12.53%         (5.79)%<F2>
Ratios (to average net assets)
  /Supplemental data:
  Expenses                          2.04%           2.05%           2.07%           2.09%           2.03%<F2>
  Net investment income             5.82%           5.99%           6.09%           6.38%           6.00%<F2>
Portfolio turnover                    73%             91%            127%            171%            138%
Net assets at end of period
(000 omitted)                    $409,084        $379,239        $343,887        $244,825        $183,935

<F1>For the period from the commencement of investment operations, December 29,
    1986 to November 30, 1987.
<F2>Annualized.

See notes to financial statements

------------------------------------------------------------------------------
                                           Six Months
                                                Ended     Year Ended March 31,
                                        September 30,     --------------------
                                                 1995         1995     1994***
------------------------------------------------------------------------------
                                              Class C
------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period         $ 8.57       $ 8.56     $ 9.07
                                              ------       ------     ------
Income from investment operations++ -
  Net investment income                       $ 0.22       $ 0.44     $ 0.09
  Net realized and unrealized gain
   (loss) on investments                        0.10         0.01      (0.59)
                                              ------       ------     ------
      Total from investment operations        $ 0.32       $ 0.45     $(0.50)
                                              ------       ------     ------
Less distributions declared to
 shareholders from net investment
 income                                       $(0.22)      $(0.44)    $(0.01)
                                              ------       ------     ------
Net asset value - end of period               $ 8.67       $ 8.57     $ 8.56
                                              ======       ======     ======
Total return                                   3.76%        5.39%   (19.42)%+
Ratios (to average net assets)/Supplemental
 data:
  Expenses##                                   2.07%        2.09%      2.18%+
  Net investment income                        5.01%        5.23%      4.62%+
Portfolio turnover                               14%          25%         9%
Net assets at end of period (000
 omitted)                                    $10,888      $10,936     $6,393

***For the period from the commencement of investment operations, January 3,
   1994 to March 31, 1994.
  +Annualized.
 ++Per share data is based on average shares outstanding.
 ##For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES  TO  FINANCIAL  STATEMENTS
(1) Business  and  Organization
MFS Municipal Income Fund (the Fund) is a diversified series of MFS Municipal Series Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. (2) Significant Accounting Policies Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short- term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in equity index contracts, or contracts on related options, for purposes other than hedging may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex- interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculated its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $7,934,343, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on March 31, 2002 ($1,415,952) and March 31, 2003 ($6,518,391).

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B and Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. (3) Transactions with Affiliates Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.30% of average daily net assets and 6.43% of investment income. The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $4,689 for the period ended September 30, 1995.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,545 for the period ended September 30, 1995, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a separate Distribution Plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows: The Class A Distribution Plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $6,036 for the period ended September 30, 1995. MFD is currently waiving the 0.10% distribution fees for an indefinite period. Fees incurred under the distribution plan during the period ended September 30, 1995 were 0.20% of average daily net assets attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Fund will pay MFD a monthly distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $38,137 and $2,234 for Class B and Class C shares, respectively, for the period ended September 30, 1995. Fees incurred under the distribution plans during the period ended September 30, 1995 were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

A contingent deferred sales charge is imposed on shareholder redemptions of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within 12 months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1995 were $337,268 for Class B shares.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively. (4) Portfolio Securities Purchases and sales of investments, other than U.S government securities, pur-chased option transactions and short-term obligations, aggregated $64,071,035 and $63,479,597, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $423,488,205
                                                               ============
Gross unrealized appreciation                                  $ 34,941,709
Gross unrealized depreciation                                    (3,882,913)
                                                               ------------
  Net unrealized appreciation                                  $ 31,058,796
                                                               ============

(5) Shares  of  Beneficial  Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                     Period Ended                  Year Ended
                     September 30, 1995            March 31, 1995
                     ---------------------------   ---------------------------
                         Shares          Amount        Shares          Amount
------------------------------------------------------------------------------
Shares sold           9,844,553   $  85,381,442     2,767,565   $  23,341,811
Shares issued to
 shareholders in
 reinvestment
 of distributions        96,692         836,672        17,884         151,011
Shares reacquired    (1,278,897)    (11,002,364)     (486,722)     (4,100,978)
                    -----------   -------------   -----------   -------------
  Net increase        8,662,348   $  75,215,750     2,298,727   $  19,391,844
                    ===========   =============   ===========   =============

Class B Shares
                     Period Ended                  Year Ended
                     September 30, 1995            March 31, 1995
                     ---------------------------   ---------------------------
                         Shares          Amount        Shares          Amount
------------------------------------------------------------------------------
Shares sold           1,515,600   $  14,629,316     3,236,637   $  27,296,462
Shares issued in
 connection with the
 acquisition of
 Advantage Fund       3,398,645      28,956,459        --             --
Shares issued to
 shareholders in
 reinvestment
 of distributions       619,964       5,356,752     1,465,533      12,377,112
Shares reacquired   (13,627,449)   (118,209,818)  (12,503,667)   (105,578,609)
                    -----------   -------------   -----------   -------------
  Net decrease       (8,093,240)  $ (69,267,291)   (7,801,497)  $ (65,905,035)
                    ===========   =============   ===========   =============

Class C Shares
                     Period Ended                  Year Ended
                     September 30, 1995            March 31, 1995
                     ---------------------------   ---------------------------
                         Shares          Amount        Shares          Amount
------------------------------------------------------------------------------
Shares sold             561,604   $   4,866,952     1,490,674   $  12,563,035
Shares issued to
 shareholders in
 reinvestment
 of distributions        22,070         190,871        38,763         327,583
Shares reacquired      (603,765)     (5,233,753)     (999,873)     (8,414,408)
                    -----------   -------------   -----------   -------------
  Net increase
    (decrease)          (20,091)  $    (175,930)      529,564   $   4,476,210
                    ===========   =============   ===========   =============

(6) Line  of  Credit
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended September 30, 1995 was $2,948. (7) Financial Instruments The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instuments represent the investment the Fund has in particular classes of financial instruments and does not neccessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. For the period ended September 30, 1995, the Fund did not hold any of these financial instruments.

The Fund also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1995:

                                                                    Principal Amount                      Unrealized
Description                                                Index       (000 Omitted)           Value    Appreciation
--------------------------------------------------------------------------------------------------------------------
Rio Grande Valley, TX, Health Facilities
  Development Corp., MBIA, Short Rites,
  7.669s, 2015                                       J. J. Kenny              $2,800      $2,916,732        $149,968
                                                                                          ==========        ========

(8) Restricted  Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 1995, the Fund owned the following restricted security (constituting 0.3% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such a security be registered. The value of this security is determined by valuations supplied by a pricing service or brokers. This security may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                            Date of       Par Amount
Description                                             Acquisition    (000 Omitted)          Cost           Value
------------------------------------------------------------------------------------------------------------------
Crystal City, TX, Lease Obligations, 10.5s, 2008            5/25/88           $1,251      $948,056      $1,221,393
                                                                                                        ==========

(9) Acquisition
At close of business on April 28, 1995, the Fund acquired all of the assets and liabilities of The National Portfolio, a series of the Advantage Municipal Bond Fund (The Advantage Fund). The acquisition was accompanied by a tax-free exchange of 3,398,645 Class B shares of the Fund (valued at $28,956,459) for the 3,122,374 shares of The Advantage Fund. The Advantage Fund's net assets on that date ($28,956,459) including $1,484,799 of unrealized depreciation were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $473,464,579.

INDEPENDENT  AUDITORS'  REPORT

To the Trustees of MFS Municipal Series Trust and Shareholders of MFS Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (one of the series constituting MFS Municipal Series Trust) as of September 30, 1995, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended March 31, 1995, and the financial highlights for the six months ended September 30, 1995, the year ended March 31, 1995, the period ended March 31, 1994 and for each of the years in the seven-year period ended November 30, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Income Fund at September 30, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 3, 1995


                ---------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

THE MFS FAMILY OF FUNDS(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

STOCK                                                   LIMITED MATURITY BOND
----------------------------------------------------    ----------------------------------------------------
Massachusetts Investors Trust                           MFS(R) Government Limited Maturity Fund
----------------------------------------------------    ----------------------------------------------------
Massachusetts Investors Growth Stock Fund               MFS(R) Limited Maturity Fund
----------------------------------------------------    ----------------------------------------------------
MFS(R) Capital Growth Fund                              MFS(R) Municipal Limited Maturity Fund
----------------------------------------------------    ----------------------------------------------------
MFS(R) Emerging Growth Fund
----------------------------------------------------    WORLD
MFS(R) Gold & Natural Resources Fund                    ----------------------------------------------------
----------------------------------------------------    MFS(R) World Asset Allocation Fund
MFS(R) Growth Opportunities Fund                        ----------------------------------------------------
----------------------------------------------------    MFS(R) World Equity Fund
MFS(R) Managed Sectors Fund                             ----------------------------------------------------
----------------------------------------------------    MFS(R) World Governments Fund
MFS(R) OTC Fund                                         ----------------------------------------------------
----------------------------------------------------    MFS(R) World Growth Fund
MFS(R) Research Fund                                    ----------------------------------------------------
----------------------------------------------------    MFS(R) World Total Return Fund
MFS(R) Value Fund                                       ----------------------------------------------------
----------------------------------------------------
                                                        NATIONAL TAX-FREE BOND
STOCK AND BOND                                          ----------------------------------------------------
----------------------------------------------------    MFS(R) Municipal Bond Fund
MFS(R) Total Return Fund                                ----------------------------------------------------
----------------------------------------------------    MFS(R) Municipal High Income Fund
MFS(R) Utilities Fund                                          (closed to new investors)
----------------------------------------------------    ----------------------------------------------------
                                                        MFS(R) Municipal Income Fund
BOND                                                    ----------------------------------------------------
----------------------------------------------------
MFS(R) Bond Fund                                        STATE TAX-FREE BOND
----------------------------------------------------    ----------------------------------------------------
MFS(R) Government Mortgage Fund                         Alabama, Arkansas, California, Florida,
----------------------------------------------------    ----------------------------------------------------
MFS(R) Government Securities Fund                       Georgia, Louisiana, Maryland, Massachusetts,
----------------------------------------------------    ----------------------------------------------------
MFS(R) High Income Fund                                 Mississippi, New York, North Carolina,
----------------------------------------------------    ----------------------------------------------------
MFS(R) Intermediate Income Fund                         Pennsylvania, South Carolina, Tennessee,
----------------------------------------------------    ----------------------------------------------------
MFS(R) Strategic Income Fund                            Texas, Virginia, Washington, West Virginia
       (formerly MFS(R) Income & Opportunity Fund)      ----------------------------------------------------
----------------------------------------------------
                                                        MONEY MARKET
                                                        ----------------------------------------------------
                                                        MFS(R) Cash Reserve Fund
                                                        ----------------------------------------------------
                                                        MFS(R) Government Money Market Fund
                                                        ----------------------------------------------------
                                                        MFS(R) Money Market Fund
                                                        ----------------------------------------------------

MFS(R) MUNICIPAL                                             -------------
INCOME FUND                 [LOGO: NUMBER 1 DALBAR           BULK RATE
                                   TOP-RATED SERVICE]        U.S. POSTAGE
                                                             PAID
500 Boylston Street                                          PERMIT #55638
Boston, MA 02116                                             BOSTON, MA
                                                             -------------



[LOGO: M F S
 THE FIRST NAME IN MUTUAL FUNDS]


                                                    MMI-3 11/95 24M  02/202/302